Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Accounting Estimates and Judgements
Significant areas where accounting policy judgment is applied:
COVID-19
Uncertainty
In March 2020, the World Health Organization declared a global pandemic related to COVID-19 and the impacts of the pandemic have been significant. The Company is continuing operations while protecting the safety and health of our employees, contractors and the communities in which we operate in accordance with guidance from governments and public health authorities.
During 2021 construction activities at the Caucharí-Olaroz lithium project advanced while strictly complying with
COVID-19
protocols developed by Minera Exar and approved by authorities in Jujuy province where the project is located. Construction costs related to the Caucharí-Olaroz lithium project continue to be capitalized in accordance with the Company’s policy, including costs arising from construction of the project during the pandemic such as testing and quarantining of employees, rental of additional camp facilities in order to comply with social distancing requirements, and other additional contractors’ costs as a result of
COVID-19
restrictions.
Functional Currency
Items included in the financial statements of the Company and each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which each entity operates (the “functional currency”). Effective January 1, 2021, the functional currency of Lithium Americas changed from the Canadian dollar to the US dollar as a result of the significant US dollar proceeds from equity offerings and increasing US dollar denominated expenditures. The change in functional currency was accounted for on a prospective basis, with no impact of this change on prior year comparative information.
Impairment of investments in associates
The application of the Company’s accounting policy for the impairment assessment of its investments in associates requires judgment to determine whether objective evidence of impairment exists. The investment in Cauchari-Olaroz project comprises the Company’s equity accounted investments in associates, Minera Exar S.A. and Exar Capital B.V. (“Exar Capital”), which are non-publicly traded equity investees with interests in the underlying Cauchari-Olaroz development project. Therefore, management’s assessment of whether objective evidence of impairment exists includes consideration of whether there have been any events that impact estimated future cash flows (loss events) or information about significant changes with an adverse effect on the investments in associates including (i) significant financial difficulty of the associates; (ii) a breach of contract, such as a default or delinquency in payments by the associates; (iii) changes in the development plan or strategy for the underlying Cauchari-Olaroz development project; or (iv) changes in significant assumptions which drive the valuation of the underlying Cauchari-Olaroz development project including forecasted commodity prices, reserve and resource estimates and capital expenditure requirements. Management has performed an assessment and concluded that no objective evidence of impairment exists as of December 31, 2021.
Impairment of Exploration and Evaluation Assets
The application of the Company’s accounting policy for impairment of exploration and evaluation assets requires judgment to determine whether indicators of impairment exist including information such as, the period for which the Company has the right to explore including expected renewals, whether substantive expenditures on further exploration and evaluation of resource properties are budgeted and evaluation of the results of exploration and evaluation activities up to the reporting date. Management has performed an impairment indicator assessment on the Company’s exploration and evaluation assets and has concluded that no impairment indicators exist as of December 31, 2021.
Key Sources of Estimation Uncertainty
Fair value of derivatives
The fair values of financial instruments that are not traded in an active market are determined using valuation techniques. The valuation of the embedded derivative liability required management to make significant estimates. Management uses its judgment to select a method of valuation and makes estimates of specific model inputs that are based on conditions existing at the end of each reporting period.
The valuation of the convertible note embedded derivatives was completed using a partial differential equation method with Monte Carlo simulation that required significant assumptions, including expected traded instruments volatility and credit spread and estimates in relation to other inputs. Refer to Note 10 for further details on the methods and assumptions associated with measurement of the convertible note embedded derivatives.

Principles of Consolidation
Principles of Consolidation
These consolidated financial statements include the accounts of Lithium Americas Corp. and its wholly-owned US subsidiaries Lithium Nevada Corp., KV Project LLC, and RheoMinerals Inc., Argentinean subsidiary Potassium S.A. and Canadian wholly-owned subsidiaries 2265866 Ontario Inc. and 1339480 B.C. LTD. All intercompany transactions and balances have been eliminated.
Subsidiaries are all entities over which the Company has control. The Company controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Joint Arrangements and Investments in Associates
Joint Arrangements and Investments in Associates
A joint arrangement is defined as one over which two or more parties have joint control, which is the contractually agreed sharing of control over an arrangement. This exists only when the decisions about the relevant activities (being those that significantly affect the returns of the arrangement) require the unanimous consent of the parties sharing control. There are two types of joint arrangements: joint operations and joint ventures.
A joint operation is a joint arrangement whereby the parties having joint control of the arrangement have rights to the assets and are the only source of funding for the liabilities relating to the arrangement. The Company recognizes its share of any assets, liabilities, revenues and expenses of a joint operation.
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Investments in joint ventures are accounted for using the equity method.
Prior to closing the 2020 Cauchari Transaction, the Company was consolidating its 50% share of the Cauchari-Olaroz project and accounting for its investment as a joint operation (Note 6).

Investment in Associates
Investments in Associates
Associates are all entities over which the group has significant influence but not control or joint control. This is generally the case where the group holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting.
The equity method involves recording the initial investment at cost and subsequently adjusting the carrying value by the Company’s share of post-acquisition net income or loss; depreciation, amortization or impairment of the fair value adjustments made on the underlying balance sheet at the date of acquisition; dividends; cash contributions; and the Company’s share of post-acquisition movements in Other Comprehensive Income (“OCI”).
At each reporting date, the Company considers whether there is objective evidence of impairment of the investments in associates. If such evidence exists, the Company determines the amount of impairment to record, if any, by reference to the recoverable amount of the investment determined in accordance with IAS 36, Impairment of Assets as described in the Company’s accounting policy for impairment of property, plant and equipment.

Foreign Currency Translation
Foreign Currency Translation
Functional and Presentation Currency
Items included in the financial statements of each of the entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in US dollars. The functional currency of the parent entity, Lithium Americas Corp., as well as all subsidiaries, is the US dollar. The functional currency of the Company’s associates Minera Exar, and Exar Capital is the US dollar and Arena Minerals is the Canadian dollar.
Transactions and Balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. They are deferred in equity if they are attributable to part of the net investment in a foreign operation.
Non-monetary
items measured at historical cost continue to be carried at the exchange rate at the date of the transaction.
Non-monetary
items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.
For example, translation differences on
non-monetary
assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary
assets such as equities classified as
available-for-sale
financial assets are recognized in other comprehensive income.
Parent and Subsidiary Companies
When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely in the foreseeable future, foreign exchange gains and losses arising from the item are considered to form part of the net investment in a foreign operation and are recognized in other comprehensive income.
When an entity disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in profit or loss. If an entity disposes of part of an ownership interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in other comprehensive income related to the subsidiary is reallocated between controlling and non-controlling
interests.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of cash held with banks and highly liquid short-term investments which can be withdrawn at any time and are subject to an insignificant risk of changes in value.

Exploration and Evaluation Assets
Exploration and Evaluation Assets
Exploration expenditures excluding acquisition costs and claim maintenance costs are expensed until the establishment of technical feasibility and commercial viability based on a combination of the following factors:

●	The extent to which mineral reserves or mineral resources as defined in National Instrument 43-101 (“NI 43-101”) have been identified through a feasibility study or similar document; and

●	The status of mining leases, environmental and mining permits.
Costs incurred relating to the acquisition and claim maintenance of mineral properties, including option payments and annual fees to maintain the property in good standing, and exploration expenditures performed within the geologic formation of an existing brownfield mining project are capitalized and deferred by property until the project to which they relate is sold, abandoned, impaired or placed into production. After recognition, the Company uses the cost model for exploration and evaluation assets.
The Company assesses its exploration and evaluation assets for indications of impairment on each balance sheet date and when events and circumstances indicate a risk of impairment. A property is written down or written off when the Company determines that an impairment of value has occurred or when exploration results indicate that no further work is warranted. Exploration and evaluation assets are tested for impairment immediately prior to reclassification to mineral property development costs.

Property, Plant and Equipment
Property, Plant and Equipment
On initial recognition, property, plant and equipment are valued at cost. Cost includes the purchase price and directly attributable cost of acquisition or construction required to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company, including appropriate borrowing costs and foreign exchange losses or gains on borrowings and related cash used to construct qualifying assets as defined under IFRS. Capitalization of costs incurred ceases when the asset is capable of operating in the manner intended by management. The Company applies judgment in its assessment of when the asset is capable of operating in the manner intended by management.
Property, plant and equipment are subsequently measured at cost less accumulated depreciation, less any accumulated impairment losses, with the exception of land which is not depreciated. When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items or major components.
Property, plant and equipment that are currently in use are depreciated as follows:

●	Process testing facility equipment included in “Equipment and machinery” – straight-line basis over the estimated useful life of 10 years;

●	Right-of-use assets included in “Other” – is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis; and

●	Office equipment included in “Other” – declining balance method at 20% annual rate.
The assets’ residual values, useful lives and depreciation methods are reviewed and adjusted, if appropriate, at each financial year-end.
The gain or loss arising on the disposal of an item of property, plant and equipment is determined as the difference between the sale proceeds and the carrying amount of the asset and is recognized in profit and loss.

Impairment of Property, Plant and Equipment
Impairment	of Property, Plant and Equipment
Property, plant and equipment are assessed for impairment indicators at each reporting date or when an impairment indicator arises if not at a reporting date. Impairment indicators are evaluated and, if considered necessary, an impairment assessment is carried out. If an impairment loss is identified, it is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less cost of disposal and value in use.
Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). These are typically individual mines, plants or development projects.
Where the factors which resulted in an impairment loss subsequently reverse, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Non-current assets (or disposal groups) held for sale and discontinued operations
Non-current	assets (or disposal groups) held for sale and discontinued operations
Non-current
assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights under insurance contracts, which are specifically exempt from this requirement.
An impairment loss is recognised for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognised. A gain or loss not previously recognised by the date of the sale of the non-current
asset (or disposal group) is recognised at the date of derecognition.
Non-current
assets (including those that are part of a disposal group) are not depreciated or amortised while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognised.
Non-current
assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet.
A discontinued operation is a component of the entity that has been disposed of or is classified as held for sale and that represents a separate major line of business or geographical area of operations, is part of a single coordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the statement of profit or loss.

Leases
Leases
At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether the contract involves the use of an identified asset, whether the Company has the right to obtain substantially all of the economic benefits from use of the asset during the term of the arrangement and if the Company has the right to direct the use of the asset. At inception or on reassessment of a contract that contains one or more lease components, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone prices.
The Company leases offices, buildings, equipment and cars. Lease contracts are typically made for fixed periods of 3 to 5 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.
Leases are recognized as a
right-of-use
asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
The
right-of-use
asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable;

●	variable lease payment that are based on an index or a rate;

●	amounts expected to be payable by the lessee under residual value guarantees;

●	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and

●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.
Right-of-use
assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability;

●	any lease payments made on or before the commencement date less any lease incentives received;

●	any initial direct costs; and

●	restoration costs.
Payments associated with short-term leases and leases of
low-value
assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

Financial Instruments
Financial Instruments
Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.
On initial recognition, financial assets and liabilities are classified as and measured at: amortized cost, fair value through profit or loss (“FVTPL”) or fair value through OCI according to their contractual cash flow characteristics and the business models under which they are held.
Financial assets are measured at amortized cost if they are held for the collection of contractual cash flows where those cash flows solely represent payments of principal and interest; the Company’s intent is to hold these financial assets in order to collect contractual cash flows; and the contractual terms give rise to cash flows on specified dates that are solely payments of principal and interest on the principal amount outstanding.
Financial liabilities are measured at amortized cost unless they are required to be measured at FVTPL.
Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.
Derivative instruments
Derivative instruments, including embedded derivatives in executory contracts or financial liability contracts, are classified as at FVTPL, and recorded on the balance sheet at fair value. Unrealized gains and losses on derivatives not designated in a hedging relationship are recorded as part of income (expense). Fair values for derivative instruments are determined using inputs based on market conditions existing at the balance sheet date or settlement date of the derivative.
Derivatives embedded in non-derivative contracts are recognized separately unless they are closely related to the host contract.
Impairment of financial assets.
The Company assesses on a forward-looking basis the expected credit losses associated with its financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

Borrowing Costs
Borrowing Costs
Borrowing costs directly attributable to the acquisition, construction or production of assets requiring a substantial period of time to get ready for their intended use or sale are capitalized as part of the cost of that asset. Capitalization of borrowing costs begins when there are borrowings and activities commence to prepare an asset for its intended use. Capitalization of borrowing costs ends when substantially all activities necessary to prepare a qualifying asset for its intended use are complete. When proceeds of project specific borrowings are invested on a temporary basis, borrowing costs are capitalized net of any investment income. Capitalization of borrowing is suspended during an extended period in which active development is interrupted.

Provisions
Provisions
Provisions are recognized when the Company has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax
rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.
Close down and restoration costs include dismantling and demolition of infrastructure and the removal of residual materials and remediation of disturbed areas. Estimated close down and restoration costs are provided for in the accounting period when the obligation arising from the related disturbance occurs, based on the net present value of estimated future costs. The cost estimates are updated during the life of the operation to reflect known development, such as revisions to cost estimates and to the estimated lives of the operations, and are subject to formal reviews at regular intervals. The initial closure provision together with changes resulting from changes in estimated cash flows or discount rates are capitalized within capital assets. These costs are then depreciated over the lives of the asset to which they relate, typically using the units of production method. The amortization or unwinding of the discount applied in establishing the net present value of provisions is charged to the statement of comprehensive (loss)/income as a financing cost. Provision is made for the estimated present value of the costs of environmental cleanup obligations outstanding at the statement of financial position date.

Income Taxes
Income Taxes
Income tax expense comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity. Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at period-end,
adjusted for amendments to tax payable with regards to previous years.
Deferred tax is recorded using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Temporary differences are not provided for the initial recognition of assets or liabilities that affect neither accounting or taxable loss, unless arising in a business combination, nor differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the statement of financial position date.
A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is not recorded.

Share Capital	Share Capital Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity.
Earnings/(Loss) per Share
Earnings/(Loss) per Share
Basic earnings/(loss) per share is computed by dividing the net earnings or loss attributable to shareholders of the Company by the weighted average number of common shares outstanding during the reporting period.
The diluted earnings/loss per share calculation is based on the weighted average number of common shares outstanding during the period, plus the effects of dilutive common share equivalents. This method requires that the dilutive effect of outstanding options and warrants issued should be calculated using the treasury stock method. This method assumes that all common share equivalents have been exercised at the beginning of the period (or at the time of issuance, if later), and that the funds obtained thereby were used to purchase common shares of the Company at the average trading price of the common shares during the period, but only if dilutive.

Equity- Based Compensation
Equity-Based Compensation
The Company’s equity incentive plan allows the grant of share options, restricted share units, performance share units and deferred share units. The cost of equity-settled payment arrangements is recorded based on the estimated fair value at the grant date and charged to earnings over the vesting period.
Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. The fair value of each tranche is measured at the date of grant using the appropriate pricing model, including Black-Scholes option model for options and Monte Carlo simulation methodology for performance share units. Compensation expense is recognized over the tranche’s vesting period based on the number of awards expected to vest, by increasing contributed surplus. The number of awards expected to vest is reviewed at least annually with any impact being recognized immediately. Where equity instruments are granted to non-employees,
they are recorded at the fair value of the goods or services received in the statement of comprehensive (loss)/income, unless they are related to the issuance of shares. Amounts related to the issuance of shares are recorded as a reduction of share capital. When the value of goods or services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model.

Newly Adopted Accounting Standards and Amendments
Newly Adopted Accounting Standards and Amendments
The Company adopted Interest Rate Benchmark Reform - Phase 2: Amendments to IFRS 9, IAS 39, IFRS 4 and IFRS 16 (the “Phase 2 Amendments”) effective on January 1, 2021. Interest rate benchmark reform (“Reform”) refers to a global reform of interest rate benchmarks, which includes the replacement of some interbank offered rates with alternative benchmark rates.
The Phase 2 Amendments provide a practical expedient requiring the effective interest rate to be adjusted when accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities that relate directly to the Reform, rather than applying modification accounting which might have resulted in a gain or loss. In addition, the Phase 2 Amendments require disclosures to assist users in understanding the effect of the Reform on the Company’s financial instruments and risk management strategy. The Company’s Senior Credit Facility and Limited Recourse Loan Facility as defined in Note 11 were indexed to London interbank offered rates (“LIBOR”). The Senior Credit Facility was fully repaid in December, 2021 and the Limited Recourse Loan Facility was fully repaid subsequent to the year-end.